Retirement benefit plan	12 Months Ended
Dec. 31, 2022
Retirement benefit plan
Retirement benefit plan

17.Retirement benefit plan

The Company participates in a collective foundation covering all of its employees including its executive officers. In addition to retirement benefits, the plan provides death or long-term disability benefits.

Contributions paid to the plan are computed as a percentage of salary, adjusted for the age of the employee and shared approximately 47% and 53% by employee and employer, respectively.

This plan is governed by the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG), which requires contributions to be made to a separately administered fund. The fund has the legal form of a foundation and it is governed by a board of trustees, which consists of an equal number of employer and employee representatives of its members. The board of trustees is responsible for the administration of the plan assets and for the definition of the investment strategy. The Company has no direct influence on the investment strategy of the foundation board.

The assets are invested by the pension plan, to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss BVG. Therefore, disaggregation of the pension assets and presentation of plan assets in classes that distinguish the nature and risks of those assets is not possible. Under the plan, both the Company and the employee share the costs. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the life expectancy of pensioners. Through our affiliation with the pension plan, the Company has minimized these risks, as they are shared between a much greater number of participants. On leaving the Company, a departing employee’s retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This transfer mechanism may result in pension payments varying considerably from year to year.

The pension plan is exposed to Swiss inflation, interest rate risks and changes in the life expectancy for pensioners. For accounting purposes under IFRS, the plan is treated as a defined benefit plan in accordance with IAS 19.

The following table sets forth the status of the defined benefit pension plan and the amount that is recognized in the consolidated balance sheets:

	As of
	December 31,
In CHF thousands	2022	2021	2020
Defined benefit obligation	(32,410)	(33,889)	(30,213)
Fair value of plan assets	29,197	26,791	22,749
Total liability	(3,213)	(7,098)	(7,464)

The following amounts have been recorded as net pension cost in the consolidated statements of income/(loss):

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Service cost	1,712	1,648	1,626
Interest cost	126	79	71
Interest income	(87)	(48)	(42)
Net pension cost	1,751	1,679	1,655

The changes in defined benefit obligation, fair value of plan assets and unrecognized gains/(losses) are as follows.

A. Change in defined benefit obligation

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Defined benefit obligation as of January 1	(33,889)	(30,213)	(26,624)
Service cost	(1,712)	(1,648)	(1,626)
Interest cost	(126)	(79)	(71)
Change in demographic assumptions	29	—	1,428
Change in financial assumptions	8,397	156	(71)
Change in experience assumptions	(1,726)	(252)	(931)
Benefits deposited	(2,327)	(894)	(1,467)
Employees’ contributions	(1,056)	(959)	(851)
Defined benefit obligation as of December 31	(32,410)	(33,889)	(30,213)

B.Change in fair value of plan assets

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Fair value of plan assets as of January 1	26,791	22,749	19,139
Interest income	87	48	42
Employees’ contributions	1,056	959	851
Employer’s contributions	1,210	1,089	950
Benefits deposited	2,327	894	1,467
Return on plan assets excluding interest income	(2,274)	1,052	300
Fair value of plan assets as of December 31	29,197	26,791	22,749

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately CHF 1.2 million.

C.Change in net defined benefit liability

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Net defined benefit liabilities as of January 1	7,098	7,464	7,485
Net pension cost through statement of income/(loss)	1,751	1,679	1,655
Remeasurement through other comprehensive income/(loss)	(4,426)	(956)	(726)
Employer’s contribution	(1,210)	(1,089)	(950)
Net defined benefit liabilities as of December 31	3,213	7,098	7,464

D.Other comprehensive gains/(losses)

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Effect of changes in demographic assumptions	29	—	1,428
Effect of changes in financial assumptions	8,397	156	(71)
Effect of changes in experience assumptions	(1,726)	(252)	(931)
Return on plan assets excluding interest income	(2,274)	1,052	300
Total other comprehensive gain	4,426	956	726

The change in experience assumptions results from an increased sum of insured salaries.

The fair value of the plan assets is the cash surrender value of the insurance with the insurance company (AXA). The investment strategy defined by the board of trustees follows a conservative profile.

The plan assets are primarily held within instruments with quoted market prices in an active market, with the exception of real estate and mortgages.

The weighted-average duration of the defined benefit obligation is 14.9 years and 17.1 years as of December 31, 2022 and 2021, respectively.

The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the years ended December 31, 2022, 2021 and 2020, respectively, are as follows:

	For the Year Ended
	December 31,
	2022	2021	2020
Discount rate	2.25%	0.30%	0.20%
Rate of future increase in compensations	1.75%	1.75%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	2.25%	0.75%	0.50%
Mortality and disability rates	BVG 2020-CMI	BVG 2020-CMI	BVG 2020-CMI

In defining the benefits, the minimum requirements of the Swiss BVG and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits.

A quantitative sensitivity analysis for significant assumptions as of December 31, 2022 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	In CHF thousands
Potential defined benefit obligation	30,201	34,916	32,940	31,841	33,601	31,322	33,322	31,545
Decrease/(increase) from actual defined benefit obligation	2,209	(2,506)	(530)	569	(1,191)	1,088	(912)	865

A quantitative sensitivity analysis for significant assumptions as of December 31, 2021 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	in CHF thousands
Potential defined benefit obligation	31,190	37,006	34,578	33,176	35,497	32,435	34,822	33,007
Decrease/(increase) from actual defined benefit obligation	2,699	(3,117)	(689)	713	(1,608)	1,454	(933)	882

The sensitivity analyses above are subject to limitations and have been determined based on a method that extrapolates the impact on net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.